COMMITMENTS - Bridge Securities Purchase Agreement (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 06, 2022 USD ($) instrument $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 21, 2023 USD ($)
RELATED PARTY TRANSACTIONS
Principal due			$ 220,000		$ 220,000	$ 666,667
Amortizable debt discount							$ 66,667
Amount net of unamortized debt discount					220,000	407,131
Amortized debt discount			$ 7,000	$ 25,386	$ 93,733	15,934
Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of shares per warrant | shares			1		1
Warrants, exercise price | $ / shares			$ 11.50		$ 11.50
Amount of proceeds received					$ 100,000	800,000
Amount of direct cost attributable to the financing						61,800
Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Warrants outstanding	$ 8,552
Net of offering cost	$ 613
Bridge Notes
RELATED PARTY TRANSACTIONS
Amount net of unamortized debt discount			$ 0		0	407,131
Amortized debt discount		$ 16,484	0		50,734	$ 15,934
Interest expenses- Bridge Note		$ 16,484			50,731
Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares						173,913
Issuance of shares, net of offering cost (in shares) | shares						30,000
Interest expenses- Bridge Note			$ 51,036	$ 133,138	429,007	$ 125,980
Bridge Securities Purchase Agreement | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Issuance of shares, net of offering cost (in shares) | shares	30,000
Amortizable debt discount	$ 443,665
Amount of financing costs	40,811
Warrants outstanding	284,424
Net of offering cost	$ 20,376
Bridge Securities Purchase Agreement | Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares	173,913
Number of shares per warrant | shares	1
Warrants, exercise price | $ / shares	$ 11.50
Relative value attributed to the Bridge Warrants	$ 9,165
Relative value attributed to the Bridge Shares	304,800
Originally issued discount	88,889
Bridge Securities Purchase Agreement | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount	2,222,222
Amount allocated	$ 888,889
Annual fixed rate (as a percent)	10.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	110.00%
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination	10.00%
Number of instruments for which relative fair value basis used | instrument	3
Fair value of PIPE Forward Contract	$ 278,404
Amount of proceeds received	738,200
Amount of direct cost attributable to the financing	61,800
Principal due	$ 610,485
Interest expenses- Bridge Note					$ 429,007
Bridge Securities Purchase Agreement | Bridge Notes | Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)	10.00%